Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Foreclosed and Repossessed Assets [Member] | 1-4 family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 5	$ 103
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	0.00%	(9.50%)
Foreclosed and Repossessed Assets [Member] | 1-4 family [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	0.00%	45.80%
Foreclosed and Repossessed Assets [Member] | 1-4 family [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	0.00%	(3.60%)
Foreclosed and Repossessed Assets [Member] | Land [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 79
Valuation Technique(s)		Sales comparison approach
Unobservable Input(s)		Adjustments for differences between comparable sales
Range (Weighted Average)		(5.00%)
Foreclosed and Repossessed Assets [Member] | Land [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)		6.60%
Foreclosed and Repossessed Assets [Member] | Land [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)		3.50%
Loans [Member] | 1-4 family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 513
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	(27.80%)
Loans [Member] | 1-4 family [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	(38.50%)
Loans [Member] | 1-4 family [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	20.70%